Janus Henderson Low Duration Multi-Sector Income Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond 1-3 Year Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	1.98%	2.08%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.33%	2.26%	2.05%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.70%	2.52%	1.82%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.24%	3.07%	2.36%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.12%	2.21%	1.56%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.92%	2.11%	1.60%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.66%	3.51%	2.80%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	3.57%	2.86%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.97%	2.82%	2.11%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.41%	3.35%	2.63%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.